Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effect on accumulated postretirement benefit obligation
One percent increase	$ 4	$ 5
One percent decrease	$ (4)	$ (5)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	4.45%
Rate of compensation increase	3.58%	4.06%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.57%	3.59%
Rate of compensation increase	0.00%	0.00%
Projected Benefit Obligation Assumptions [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	7.00%	6.50%